Schedule of Investments (unaudited)
January 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.4%
General Electric Co., 5.20%, 05/05/26, (3-mo. CME Term SOFR + 0.642%)(a)(b)	$31,029	$31,112,221
Auto Manufacturers — 8.1%
American Honda Finance Corp.
4.81%, 10/10/25, (1-day SOFR + 0.500%)(a)(b)	8,610	8,613,515
4.81%, 01/12/26, (1-day SOFR + 0.500%)(a)(b)	3,587	3,588,100
5.02%, 01/09/26, (1-day SOFR + 0.710%)(a)(b)	19,855	19,883,882
5.02%, 07/09/27, (1-day SOFR + 0.710%)(a)(b)	11,020	11,025,733
5.03%, 10/05/26, (1-day SOFR Index + 0.720%)(a)(b)	12,837	12,865,722
5.04%, 10/22/27, (1-day SOFR + 0.720%)(a)(b)	11,150	11,150,433
5.12%, 10/03/25, (1-day SOFR Index + 0.790%)(a)(b)	15,213	15,242,012
5.17%, 03/12/27, (1-day SOFR + 0.770%)(a)(b)	10,600	10,626,049
5.23%, 01/12/26, (1-day SOFR + 0.920%)(a)(b)	12,306	12,361,534
BMW U.S. Capital LLC
4.88%, 04/02/26, (1-day SOFR Index + 0.550%)(b)(c)	26,392	26,428,699
5.11%, 08/11/25, (1-day SOFR Index + 0.620%)(a)(b)(c)	26,259	26,293,174
5.17%, 04/01/25, (1-day SOFR Index + 0.840%)(a)(b)(c)	14,837	14,853,342
5.29%, 08/13/26, (1-day SOFR Index + 0.800%)(b)(c)	15,045	15,122,274
5.41%, 08/13/27, (1-day SOFR Index + 0.920%)(b)(c)	11,425	11,472,507
Daimler Truck Finance North America LLC
5.16%, 01/13/28, (1-day SOFR + 0.840%)(b)(c)	10,250	10,261,230
5.31%, 09/25/27, (1-day SOFR + 0.960%)(a)(b)(c)	15,550	15,588,950
Ford Motor Credit Co. LLC, 5.97%, 11/05/26, (1-day SOFR + 1.450%)(a)(b)	13,560	13,628,643
General Motors Financial Co. Inc.
5.36%, 07/15/27, (1-day SOFR Index + 1.050%)(a)(b)	16,990	17,009,096
5.51%, 02/26/27, (1-day SOFR + 1.040%)(a)(b)	13,350	13,374,248
5.60%, 01/07/30, (1-day SOFR + 1.290%)(b)	10,300	10,296,304
5.61%, 04/07/25, (1-day SOFR Index + 1.300%)(b)	7,553	7,556,993
5.85%, 05/08/27, (1-day SOFR Index + 1.350%)(a)(b)	20,119	20,302,319
Hyundai Capital America
5.23%, 01/07/28, (1-day SOFR + 0.920%)(b)(c)	8,625	8,626,690
5.38%, 09/24/27, (1-day SOFR + 1.030%)(a)(b)(c)	15,450	15,492,067
5.39%, 06/24/27, (1-day SOFR + 1.040%)(a)(b)(c)	25,920	25,989,346
5.40%, 03/19/27, (1-day SOFR + 1.040%)(a)(b)(c)	13,740	13,779,031
5.67%, 08/04/25, (1-day SOFR + 1.150%)(b)(c)	5,000	5,011,866
5.80%, 01/08/27, (1-day SOFR + 1.500%)(b)(c)	16,025	16,216,007
5.84%, 11/03/25, (1-day SOFR + 1.320%)(a)(b)(c)	10,715	10,758,434
Mercedes-Benz Finance North America LLC
4.98%, 01/09/26, (1-day SOFR + 0.670%)(b)(c)	26,430	26,455,066
5.13%, 08/01/25, (1-day SOFR + 0.570%)(a)(b)(c)	19,709	19,715,381
5.19%, 07/31/26, (1-day SOFR + 0.630%)(a)(b)(c)	17,670	17,679,358
Security	Par (000)	Value
Auto Manufacturers (continued)
5.28%, 03/30/25, (1-day SOFR + 0.930%)(a)(b)(c)	$14,620	$14,627,817
5.33%, 11/15/27, (1-day SOFR + 0.850%)(a)(b)(c)	14,150	14,167,424
Nissan Motor Acceptance Co. LLC, 6.45%, 09/13/27, (1-day SOFR Index + 2.050%)(a)(b)(c)	10,575	10,691,372
Toyota Motor Credit Corp.
4.78%, 01/08/27, (1-day SOFR + 0.470%)(a)(b)	10,175	10,182,297
4.93%, 05/15/26, (1-day SOFR + 0.450%)(a)(b)	23,500	23,512,036
4.96%, 01/05/26, (1-day SOFR + 0.650%)(a)(b)	18,484	18,527,920
5.01%, 03/19/27, (1-day SOFR + 0.650%)(a)(b)	22,952	23,026,279
5.06%, 09/11/25, (1-day SOFR + 0.650%)(a)(b)	13,395	13,419,333
5.27%, 08/07/26, (1-day SOFR + 0.770%)(a)(b)	15,700	15,781,930
5.37%, 05/18/26, (1-day SOFR Index + 0.890%)(b)	11,040	11,105,770
Volkswagen Group of America Finance LLC
5.18%, 03/20/26, (1-day SOFR + 0.830%)(b)(c)	6,090	6,088,095
5.33%, 09/12/25, (1-day SOFR + 0.930%)(a)(b)(c)	19,150	19,170,072
5.54%, 08/14/26, (1-day SOFR + 1.060%)(a)(b)(c)	23,257	23,305,026
		670,873,376
Banks — 48.8%
ABN AMRO Bank NV
5.44%, 12/03/28, (1-day SOFR Index + 1.000%)(a)(b)(c)	14,880	14,890,692
6.15%, 09/18/27, (1-day SOFR Index + 1.780%)(a)(b)(c)	20,600	20,974,657
Australia & New Zealand Banking Group Ltd.
4.86%, 12/16/26, (1-day SOFR + 0.470%)(a)(b)(c)	13,790	13,793,529
4.93%, 03/18/26, (1-day SOFR + 0.560%)(a)(b)(c)	27,165	27,223,299
4.97%, 10/03/25, (1-day SOFR + 0.640%)(a)(b)(c)	27,420	27,479,841
4.99%, 07/16/27, (1-day SOFR + 0.680%)(b)(c)	31,065	31,183,412
5.00%, 09/30/27, (1-day SOFR + 0.650%)(a)(b)(c)	22,465	22,534,151
5.08%, 07/03/25, (1-day SOFR + 0.750%)(b)(c)	21,830	21,876,201
5.13%, 01/18/27, (1-day SOFR + 0.810%)(a)(b)(c)	26,575	26,734,392
5.24%, 12/16/29, (1-day SOFR + 0.850%)(a)(b)(c)	24,775	24,936,304
Banco Santander SA
5.42%, 07/15/28, (1-day SOFR + 1.120%)(a)(b)	27,990	28,097,659
5.79%, 03/14/28, (1-day SOFR + 1.380%)(a)(b)	15,747	15,868,053
Bank of America Corp.
5.31%, 07/22/27, (1-day SOFR + 0.970%)(a)(b)	18,743	18,833,786
5.38%, 09/15/26, (3-mo. CME Term SOFR + 1.022%)(a)(b)	14,564	14,607,249
5.57%, 02/04/28, (1-day SOFR + 1.050%)(a)(b)	19,295	19,419,825
5.59%, 02/05/26, (3-mo. CME Term SOFR + 1.032%)(a)(b)	56,161	56,161,000
5.66%, 04/02/26, (1-day SOFR + 1.330%)(a)(b)	15,319	15,344,120
5.72%, 09/15/27, (1-day SOFR + 1.350%)(b)	6,179	6,249,980
Series frn, 5.15%, 01/24/29, (1-day SOFR + 0.830%)(a)(b)	27,575	27,577,264
Bank of America NA
5.26%, 08/18/25, (1-day SOFR + 0.780%)(b)	16,985	17,013,981
5.50%, 08/18/26, (1-day SOFR + 1.020%)(a)(b)	27,360	27,576,529

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Montreal
5.01%, 09/15/26, (1-day SOFR Index + 0.620%)(b)	$10,796	$10,802,586
5.19%, 06/04/27, (1-day SOFR Index + 0.760%)(a)(b)	15,902	15,937,733
5.20%, 01/27/29, (1-day SOFR + 0.860%)(b)	10,925	10,925,088
5.30%, 09/25/25, (1-day SOFR Index + 0.950%)(a)(b)	16,830	16,891,370
5.30%, 09/10/27, (1-day SOFR Index + 0.880%)(b)	23,310	23,379,991
5.48%, 06/07/25, (1-day SOFR Index + 1.060%)(b)	7,837	7,857,503
5.57%, 12/11/26, (1-day SOFR Index + 1.160%)(a)(b)	12,345	12,466,120
5.76%, 06/05/26, (1-day SOFR Index + 1.330%)(a)(b)	18,093	18,279,328
Bank of New York Mellon (The), 4.85%, 03/13/26, (1-day SOFR + 0.450%)(b)	9,655	9,656,839
Bank of New York Mellon Corp. (The)
4.96%, 04/25/25, (1-day SOFR + 0.620%)(b)	15,923	15,927,756
5.15%, 07/21/28, (1-day SOFR Index + 0.830%)(a)(b)	13,410	13,453,551
Bank of New Zealand, 5.15%, 01/27/27, (1-day SOFR + 0.810%)(a)(b)(c)	13,535	13,547,234
Bank of Nova Scotia (The)
4.99%, 03/02/26, (1-day SOFR Index + 0.545%)(a)(b)	13,499	13,512,133
5.00%, 09/15/26, (1-day SOFR + 0.610%)(a)(b)	7,628	7,636,156
5.15%, 02/14/29, (1-day SOFR + 0.890%)(b)	10,825	10,827,233
5.21%, 04/11/25, (1-day SOFR Index + 0.900%)(a)(b)	9,807	9,818,263
5.21%, 06/04/27, (1-day SOFR Index + 0.780%)(a)(b)	21,437	21,486,189
5.42%, 09/08/28, (1-day SOFR + 1.000%)(a)(b)	6,912	6,945,756
5.49%, 06/12/25, (1-day SOFR Index + 1.090%)(a)(b)	19,100	19,153,521
5.61%, 08/01/29, (1-day SOFR Index + 1.080%)(b)	15,475	15,581,691
Banque Federative du Credit Mutuel SA
4.93%, 02/04/25, (1-day SOFR Index + 0.410%)(b)(c)	21,221	21,221,000
5.46%, 01/23/27, (1-day SOFR + 1.130%)(a)(b)(c)	15,865	15,970,358
5.55%, 02/16/28, (1-day SOFR Index + 1.070%)(a)(b)(c)	12,510	12,554,859
5.55%, 01/22/30, (1-day SOFR Index + 1.230%)(b)(c)	8,300	8,300,377
5.71%, 07/13/26, (1-day SOFR Index + 1.40%)(b)(c)	16,500	16,707,874
Barclays PLC
5.89%, 03/12/28, (1-day SOFR + 1.490%)(a)(b)	19,650	19,851,450
6.28%, 09/13/27, (1-day SOFR + 1.880%)(a)(b)	13,925	14,144,295
BPCE SA
5.31%, 09/25/25, (1-day SOFR + 0.960%)(a)(b)(c)	15,100	15,156,601
6.30%, 10/19/27, (1-day SOFR Index + 1.980%)(a)(b)(c)	11,331	11,536,703
Canadian Imperial Bank of Commerce
5.03%, 01/13/28, (1-day SOFR + 0.720%)(b)	15,200	15,195,771
5.25%, 04/07/25, (1-day SOFR Index + 0.940%)(a)(b)	16,503	16,522,346
Security	Par (000)	Value
Banks (continued)
5.29%, 06/28/27, (1-day SOFR + 0.940%)(b)	$15,155	$15,238,730
5.34%, 09/11/27, (1-day SOFR Index + 0.930%)(a)(b)	17,550	17,609,110
5.55%, 10/02/26, (1-day SOFR + 1.220%)(a)(b)	22,025	22,266,851
Citibank N.A., 5.19%, 11/19/27, (1-day SOFR + 0.712%)(a)(b)	23,555	23,568,591
Citibank NA
4.93%, 04/30/26, (1-day SOFR Index + 0.590%)(a)(b)	23,345	23,373,797
5.15%, 09/29/25, (1-day SOFR + 0.805%)(b)	32,110	32,192,695
5.21%, 08/06/26, (1-day SOFR + 0.708%)(b)	25,280	25,358,423
5.49%, 12/04/26, (1-day SOFR Index + 1.060%)(a)(b)	23,310	23,513,023
Citigroup Inc.
5.19%, 06/09/27, (1-day SOFR + 0.770%)(a)(b)	22,800	22,826,280
5.74%, 02/24/28, (1-day SOFR + 1.280%)(a)(b)	21,027	21,251,498
5.82%, 07/01/26, (3-mo. CME Term SOFR + 1.512%)(b)	18,863	18,946,966
5.89%, 03/17/26, (1-day SOFR + 1.528%)(a)(b)	19,786	19,805,874
Commonwealth Bank of Australia
4.71%, 07/07/25, (1-day SOFR + 0.400%)(a)(b)(c)	49,065	49,090,192
4.91%, 06/15/26, (1-day SOFR + 0.520%)(a)(b)(c)	17,981	18,006,710
4.91%, 11/27/26, (1-day SOFR + 0.460%)(a)(b)(c)	19,900	19,922,315
5.03%, 09/12/25, (1-day SOFR + 0.630%)(a)(b)(c)	23,606	23,649,796
5.13%, 03/14/25, (1-day SOFR + 0.740%)(b)(c)	29,151	29,163,355
5.15%, 03/13/26, (1-day SOFR + 0.750%)(a)(b)(c)	11,790	11,825,335
5.36%, 03/14/27, (1-day SOFR + 0.970%)(a)(b)(c)	8,425	8,498,904
Cooperatieve Rabobank UA/New York
5.02%, 07/18/25, (1-day SOFR Index + 0.700%)(b)	24,105	24,152,792
5.02%, 01/09/26, (1-day SOFR Index + 0.710%)(a)(b)	14,250	14,298,718
5.14%, 03/05/27, (1-day SOFR Index + 0.710%)(b)	26,280	26,371,948
5.21%, 10/05/26, (1-day SOFR Index + 0.900%)(a)(b)	21,450	21,600,308
Cooperatieve Rabobank UA/NY
4.92%, 01/21/28, (1-day SOFR + 0.600%)(b)	14,595	14,600,758
5.07%, 08/28/26, (1-day SOFR Index + 0.620%)(a)(b)	14,650	14,691,504
5.21%, 10/17/29, (1-day SOFR Index + 0.890%)(a)(b)	15,870	15,879,067
Credit Agricole SA
5.28%, 03/11/27, (1-day SOFR + 0.870%)(a)(b)(c)	15,670	15,724,561
5.44%, 01/09/29, (1-day SOFR + 1.130%)(a)(b)(c)	10,185	10,191,100
5.60%, 07/05/26, (1-day SOFR + 1.290%)(b)(c)	17,295	17,454,092
5.62%, 09/11/28, (1-day SOFR + 1.210%)(a)(b)(c)	19,015	19,097,871
DBS Group Holdings Ltd., 5.04%, 09/12/25, (1-day SOFR + 0.610%)(a)(b)(c)	975	976,144
Deutsche Bank AG/New York
5.52%, 01/10/29, (1-day SOFR + 1.210%)(a)(b)	8,560	8,547,407
5.70%, 11/16/27, (1-day SOFR + 1.219%)(a)(b)	8,104	8,117,954
Federation des Caisses Desjardins du Quebec, 5.28%, 01/27/27, (1-day SOFR + 0.630%)(b)(c)	3,000	3,000,503

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Fifth Third Bank N.A., 5.15%, 01/28/28, (1-day SOFR + 0.810%)(b)	$3,250	$3,257,344
Goldman Sachs Bank USA/New York
5.14%, 03/18/27, (1-day SOFR + 0.770%)(b)	12,941	12,960,459
5.22%, 05/21/27, (1-day SOFR + 0.750%)(a)(b)	23,600	23,626,963
Goldman Sachs Group Inc. (The)
5.21%, 12/09/26, (1-day SOFR + 0.790%)(b)	10,256	10,278,601
5.23%, 03/09/27, (1-day SOFR + 0.810%)(b)	20,646	20,671,097
5.24%, 09/10/27, (1-day SOFR + 0.820%)(b)	13,663	13,683,667
5.24%, 10/21/27, (1-day SOFR + 0.920%)(b)	17,905	17,960,459
5.56%, 08/10/26, (1-day SOFR + 1.065%)(b)	20,550	20,608,994
5.58%, 02/24/28, (1-day SOFR + 1.120%)(a)(b)	17,287	17,403,970
6.24%, 03/15/28, (1-day SOFR + 1.850%)(b)	13,870	14,174,880
6.31%, 10/28/27, (3-mo. CME Term SOFR + 2.012%)(a)(b)	36,790	37,575,034
Series ., 5.96%, 05/15/26, (3-mo. CME Term SOFR + 1.432%)(a)(b)	51,252	51,397,382
HSBC Holdings PLC
5.53%, 11/19/28, (1-day SOFR + 1.040%)(a)(b)	11,850	11,886,526
5.78%, 11/19/30, (1-day SOFR + 1.290%)(a)(b)	10,200	10,287,272
5.87%, 03/10/26, (1-day SOFR + 1.430%)(a)(b)	15,670	15,686,144
6.03%, 09/12/26, (3-mo. CME Term SOFR + 1.642%)(a)(b)	30,158	30,350,103
6.07%, 08/14/27, (1-day SOFR + 1.570%)(a)(b)	26,395	26,708,496
HSBC USA Inc., 5.39%, 03/04/27, (1-day SOFR + 0.960%)(b)	22,770	22,872,691
ING Groep NV
5.36%, 04/01/27, (1-day SOFR Index + 1.010%)(a)(b)	18,365	18,428,676
5.97%, 09/11/27, (1-day SOFR Index + 1.560%)(a)(b)	22,500	22,778,899
5.99%, 03/28/26, (1-day SOFR Index + 1.640%)(a)(b)	15,004	15,031,953
JPMorgan Chase & Co.
5.11%, 09/22/27, (1-day SOFR + 0.765%)(a)(b)	16,943	16,986,268
5.18%, 10/22/28, (1-day SOFR + 0.860%)(a)(b)	17,450	17,494,064
5.21%, 04/22/27, (1-day SOFR + 0.885%)(a)(b)	26,842	26,951,686
5.24%, 04/22/28, (1-day SOFR + 0.920%)(b)	29,490	29,616,590
5.25%, 07/22/28, (1-day SOFR + 0.930%)(a)(b)	23,150	23,251,959
5.38%, 02/24/26, (1-day SOFR + 0.920%)(b)	24,416	24,423,732
5.53%, 01/23/28, (1-day SOFR + 1.200%)(a)(b)	22,528	22,745,923
5.64%, 02/24/28, (1-day SOFR + 1.180%)(b)	21,810	22,020,433
5.66%, 04/26/26, (1-day SOFR + 1.320%)(b)	24,199	24,249,601
Series FRN, 5.14%, 01/24/29, (1-day SOFR + 0.800%)(b)	22,845	22,848,676
JPMorgan Chase Bank N.A., 4.97%, 04/29/26, (1-day SOFR + 0.620%)(b)	1,905	1,912,719
JPMorgan Chase Bank NA, 5.42%, 12/08/26, (1-day SOFR + 1.000%)(a)(b)	34,026	34,414,076
Lloyds Banking Group PLC
5.53%, 11/26/28, (1-day SOFR Index + 1.060%)(a)(b)	21,843	21,880,016
5.92%, 01/05/28, (1-day SOFR Index + 1.580%)(a)(b)	17,315	17,548,996
6.09%, 08/07/27, (1-day SOFR Index + 1.560%)(b)	18,255	18,435,911
Macquarie Bank Ltd.
5.25%, 07/02/27, (1-day SOFR Index + 0.920%)(a)(b)(c)	16,050	16,194,033
5.63%, 06/15/26, (1-day SOFR + 1.240%)(b)(c)	14,494	14,615,812
Security	Par (000)	Value
Banks (continued)
5.63%, 12/07/26, (1-day SOFR + 1.200%)(a)(b)(c)	$17,900	$18,082,428
5.66%, 03/21/25, (1-day SOFR + 1.310%)(a)(b)(c)	19,885	19,909,975
Macquarie Group Ltd., 5.27%, 09/23/27, (1-day SOFR + 0.920%)(a)(b)(c)	20,580	20,637,074
Mitsubishi UFJ Financial Group Inc.
5.42%, 02/20/26, (1-day SOFR + 0.940%)(a)(b)	17,191	17,190,537
5.74%, 04/17/26, (1-day SOFR + 1.440%)(a)(b)	13,995	14,024,126
Mizuho Financial Group Inc., 5.44%, 05/22/26, (1-day SOFR + 0.960%)(a)(b)	21,955	22,000,359
Morgan Stanley
5.34%, 04/13/28, (1-day SOFR + 1.020%)(b)	33,249	33,448,915
5.43%, 02/18/26, (1-day SOFR + 0.950%)(b)	33,346	33,356,823
Morgan Stanley Bank N.A., 5.22%, 01/12/29, (1-day SOFR + 0.900%)(b)	16,650	16,679,711
Morgan Stanley Bank NA
5.00%, 10/15/27, (1-day SOFR + 0.685%)(b)	25,250	25,260,898
5.09%, 07/16/25, (1-day SOFR + 0.780%)(a)(b)	33,490	33,536,659
5.25%, 07/14/28, (1-day SOFR + 0.940%)(a)(b)	31,935	32,066,894
5.33%, 05/26/28, (1-day SOFR + 0.865%)(a)(b)	26,835	26,897,751
5.39%, 01/14/28, (1-day SOFR + 1.080%)(b)	24,840	25,002,994
5.52%, 10/30/26, (1-day SOFR + 1.165%)(b)	16,470	16,657,405
National Australia Bank Ltd.
4.90%, 01/29/26, (1-day SOFR + 0.550%)(a)(b)(c)	11,025	11,031,337
4.94%, 10/26/27, (1-day SOFR + 0.600%)(a)(b)(c)	23,050	23,072,326
4.96%, 01/12/27, (1-day SOFR + 0.650%)(a)(b)(c)	18,235	18,291,092
5.03%, 06/11/27, (1-day SOFR + 0.620%)(a)(b)(c)	24,975	25,047,053
5.07%, 12/10/25, (1-day SOFR + 0.650%)(a)(b)(c)	16,967	17,015,010
5.10%, 01/14/30, (1-day SOFR + 0.790%)(a)(b)(c)	19,850	19,934,147
5.25%, 05/13/25, (1-day SOFR + 0.760%)(b)(c)	20,170	20,189,828
National Australia Bank Ltd./New York, 5.28%, 06/09/25, (1-day SOFR + 0.860%)(a)(b)(c)	16,725	16,753,791
National Bank of Canada, 5.36%, 07/02/27, (1-day SOFR Index + 1.030%)(a)(b)	11,000	11,045,504
NatWest Group PLC
5.72%, 03/01/28, (1-day SOFR + 1.250%)(b)	14,945	15,042,030
5.80%, 11/15/28, (1-day SOFR + 1.300%)(a)(b)	11,950	12,074,051
NatWest Markets PLC
5.11%, 09/29/26, (1-day SOFR + 0.760%)(a)(b)(c)	12,434	12,430,270
5.47%, 05/17/27, (1-day SOFR + 0.900%)(a)(b)(c)	11,807	11,854,019
5.71%, 05/17/29, (1-day SOFR + 1.140%)(a)(b)(c)	16,610	16,684,247
5.80%, 03/22/25, (1-day SOFR + 1.450%)(a)(b)(c)	6,324	6,332,895
Nordea Bank Abp
5.10%, 03/19/27, (1-day SOFR + 0.740%)(a)(b)(c)	10,920	10,953,278
5.39%, 06/06/25, (1-day SOFR + 0.960%)(a)(b)(c)	10,315	10,335,476
5.44%, 09/10/29, (1-day SOFR + 1.020%)(a)(b)(c)	19,565	19,632,423
PNC Bank N.A., 4.81%, 01/15/27, (1-day SOFR + 0.500%)(a)(b)	10,105	10,111,407

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Royal Bank of Canada
4.84%, 01/20/26, (1-day SOFR Index + 0.525%)(a)(b)	$13,395	$13,401,683
4.91%, 04/27/26, (1-day SOFR Index + 0.570%)(b)	17,529	17,540,951
5.03%, 01/21/27, (1-day SOFR Index + 0.710%)(a)(b)	11,460	11,467,698
5.04%, 10/18/27, (1-day SOFR Index + 0.720%)(a)(b)	21,050	21,064,383
5.11%, 11/02/26, (1-day SOFR Index + 0.590%)(a)(b)	14,334	14,342,867
5.12%, 07/23/27, (1-day SOFR Index + 0.790%)(a)(b)	16,650	16,684,463
5.15%, 04/14/25, (1-day SOFR Index + 0.840%)(a)(b)	2,235	2,235,826
5.17%, 01/24/29, (1-day SOFR Index + 0.830%)(b)	16,825	16,828,722
5.18%, 10/18/28, (1-day SOFR Index + 0.860%)(a)(b)	16,284	16,323,188
5.27%, 01/19/27, (1-day SOFR Index + 0.950%)(a)(b)	18,489	18,607,281
5.39%, 01/12/26, (1-day SOFR Index + 1.080%)(a)(b)	5,296	5,330,380
5.40%, 07/20/26, (1-day SOFR Index + 1.080%)(a)(b)	16,385	16,509,864
Shinhan Bank Co. Ltd., 6.26%, 04/24/25, (3-mo. CME Term SOFR + 1.962%)(a)(b)(d)	16,490	16,535,007
Skandinaviska Enskilda Banken AB
5.32%, 03/05/27, (1-day SOFR + 0.890%)(a)(b)(c)	16,010	16,099,702
5.38%, 06/09/25, (1-day SOFR + 0.960%)(b)(c)	16,775	16,810,614
Societe Generale SA
5.57%, 02/19/27, (1-day SOFR + 1.100%)(a)(b)(c)	8,000	8,002,934
5.72%, 04/13/29, (1-day SOFR + 1.410%)(b)(c)	8,550	8,552,074
5.98%, 01/19/28, (1-day SOFR + 1.660%)(a)(b)(c)	13,905	14,013,699
Standard Chartered Bank/New York, 4.96%, 10/08/26, (1-day SOFR + 0.650%)(b)	550	550,898
Standard Chartered PLC
5.56%, 01/21/29, (1-day SOFR + 1.240%)(b)(c)	8,975	9,012,999
5.65%, 05/14/28, (1-day SOFR + 1.170%)(a)(b)(c)	19,000	19,095,760
6.09%, 03/30/26, (1-day SOFR + 1.740%)(b)(c)	21,038	21,077,503
6.24%, 07/06/27, (1-day SOFR + 1.930%)(a)(b)(c)	18,690	18,980,571
6.53%, 02/08/28, (1-day SOFR + 2.030%)(a)(b)(c)	16,375	16,720,014
State Street Bank & Trust Co., 4.92%, 11/25/26, (1-day SOFR + 0.460%)(a)(b)	6,315	6,323,672
State Street Corp.
5.22%, 10/22/27, (1-day SOFR + 0.640%)(a)(b)	10,975	10,994,365
5.37%, 08/03/26, (1-day SOFR + 0.845%)(a)(b)	14,382	14,465,616
Sumitomo Mitsui Financial Group Inc.
5.18%, 01/14/27, (1-day SOFR + 0.880%)(b)	23,235	23,386,762
5.48%, 07/09/29, (1-day SOFR + 1.170%)(b)	23,715	23,942,819
5.60%, 07/13/26, (1-day SOFR + 1.300%)(b)	15,540	15,712,472
5.73%, 01/13/26, (1-day SOFR + 1.430%)(a)(b)	10,925	11,035,630
Sumitomo Mitsui Trust Bank Ltd.
5.42%, 09/10/27, (1-day SOFR + 0.980%)(a)(b)(c)	23,285	23,521,184
Security	Par (000)	Value
Banks (continued)
5.56%, 03/09/26, (1-day SOFR + 1.120%)(b)(c)	$19,865	$20,020,694
5.56%, 09/14/26, (1-day SOFR + 1.150%)(a)(b)(c)	17,005	17,163,262
Svenska Handelsbanken AB
5.11%, 05/28/27, (1-day SOFR + 0.660%)(a)(b)(c)	19,457	19,503,027
5.35%, 06/10/25, (1-day SOFR + 0.910%)(a)(b)(c)	15,385	15,412,125
5.64%, 06/15/26, (1-day SOFR + 1.250%)(b)(c)	19,075	19,283,892
Swedbank AB
5.22%, 04/04/25, (1-day SOFR Index + 0.910%)(a)(b)(c)	11,045	11,053,915
5.50%, 11/20/29, (1-day SOFR + 1.030%)(b)(c)	10,366	10,436,120
5.77%, 06/15/26, (1-day SOFR Index + 1.380%)(a)(b)(c)	18,925	19,150,448
Toronto-Dominion Bank (The)
4.79%, 10/10/25, (1-day SOFR + 0.480%)(a)(b)	500	500,419
5.00%, 12/17/26, (1-day SOFR + 0.620%)(a)(b)	13,554	13,573,885
5.01%, 09/10/26, (1-day SOFR + 0.590%)(a)(b)	11,842	11,840,428
5.04%, 04/05/27, (1-day SOFR + 0.730%)(a)(b)	21,391	21,408,445
5.19%, 01/31/28, (1-day SOFR + 0.820%)(b)	12,000	12,013,573
5.40%, 07/17/26, (1-day SOFR + 1.080%)(b)	16,968	17,097,327
5.41%, 12/17/29, (1-day SOFR + 1.030%)(a)(b)	15,060	15,061,423
5.45%, 06/06/25, (1-day SOFR + 1.020%)(a)(b)	16,157	16,186,866
U.S. Bank NA/Cincinnati OH, 5.01%, 10/22/27, (1-day SOFR + 0.690%)(a)(b)	15,870	15,892,476
UBS AG, 5.34%, 09/11/25, (1-day SOFR + 0.930%)(a)(b)	21,212	21,292,910
UBS Group AG, 6.07%, 05/12/26, (1-day SOFR + 1.580%)(a)(b)(c)	23,185	23,253,885
United Overseas Bank Ltd., 5.02%, 04/07/25, (1-day SOFR Index + 0.700%)(a)(b)(c)	2,215	2,215,959
Wells Fargo & Co.
5.12%, 01/24/28, (1-day SOFR + 0.780%)(b)	21,665	21,684,083
5.39%, 04/22/28, (1-day SOFR + 1.070%)(b)	33,860	34,054,342
5.66%, 04/25/26, (1-day SOFR + 1.320%)(a)(b)	26,041	26,099,838
Wells Fargo Bank NA
5.02%, 01/15/26, (1-day SOFR + 0.710%)(b)	24,275	24,347,379
5.33%, 08/01/25, (1-day SOFR + 0.800%)(a)(b)	16,996	17,024,166
5.48%, 12/11/26, (1-day SOFR + 1.070%)(b)	20,050	20,241,318
5.56%, 08/07/26, (1-day SOFR + 1.060%)(a)(b)	19,320	19,495,791
Westpac Banking Corp.
4.73%, 04/16/26, (1-day SOFR + 0.420%)(a)(b)	9,900	9,901,846
4.78%, 10/20/26, (1-day SOFR + 0.460%)(a)(b)	21,149	21,166,724
4.90%, 01/29/26, (1-day SOFR + 0.550%)(a)(b)(c)	5,700	5,707,971
4.96%, 06/03/26, (1-day SOFR + 0.520%)(a)(b)	13,771	13,787,350
5.12%, 04/16/29, (1-day SOFR + 0.810%)(a)(b)	30,350	30,454,602
5.20%, 11/17/25, (1-day SOFR + 0.720%)(b)	23,580	23,655,572
5.46%, 08/26/25, (1-day SOFR + 1.000%)(a)(b)	23,802	23,893,523
		4,035,286,794
Beverages — 0.6%
Keurig Dr Pepper Inc., 5.27%, 03/15/27, (1-day SOFR Index + 0.880%)(a)(b)	16,310	16,428,458
PepsiCo Inc., 4.89%, 02/13/26, (1-day SOFR Index + 0.400%)(a)(b)	14,321	14,342,052
Pepsico Singapore Financing I Pte Ltd., 5.04%, 02/16/27, (1-day SOFR Index + 0.560%)(a)(b)	21,265	21,314,081
		52,084,591

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services — 2.2%
American Express Co.
5.08%, 04/23/27, (1-day SOFR + 0.750%)(a)(b)	$20,060	$20,099,663
5.17%, 11/04/26, (1-day SOFR Index + 0.650%)(a)(b)	17,723	17,759,506
5.25%, 02/13/26, (1-day SOFR + 0.760%)(b)	15,597	15,649,270
5.27%, 07/26/28, (1-day SOFR + 0.930%)(a)(b)	18,214	18,295,201
5.31%, 07/28/27, (1-day SOFR Index + 0.970%)(a)(b)	18,135	18,183,857
5.36%, 03/04/25, (1-day SOFR Index + 0.930%)(b)	11,672	11,672,000
5.48%, 02/16/28, (1-day SOFR Index + 1.000%)(a)(b)	18,346	18,449,949
5.69%, 10/30/26, (1-day SOFR Index + 1.350%)(a)(b)	13,075	13,163,838
Charles Schwab Corp. (The)
5.01%, 05/13/26, (1-day SOFR Index + 0.520%)(a)(b)	16,757	16,752,873
5.49%, 03/03/27, (1-day SOFR Index + 1.050%)(a)(b)	15,280	15,423,067
Nomura Holdings Inc., 5.60%, 07/02/27, (1-day SOFR + 1.250%)(a)(b)	16,592	16,720,191
		182,169,415
Electric — 1.1%
Consolidated Edison Co. of New York Inc., 5.00%, 11/18/27, (1-day SOFR Index + 0.520%)(a)(b)	12,800	12,859,256
National Rural Utilities Cooperative Finance Corp.
5.21%, 09/16/27, (1-day SOFR + 0.820%)(b)	10,385	10,447,915
5.32%, 02/05/27, (1-day SOFR + 0.800%)(a)(b)	13,509	13,589,810
NextEra Energy Capital Holdings Inc.
1.00%, 02/04/28, (1-day SOFR Index + 0.800%)(b)	10,825	10,844,254
5.10%, 01/29/26, (1-day SOFR Index + 0.760%)(a)(b)	26,755	26,858,752
Pinnacle West Capital Corp., 5.24%, 06/10/26, (1-day SOFR + 0.820%)(a)(b)	17,780	17,863,539
		92,463,526
Health Care - Services — 0.6%
Roche Holdings Inc.
4.98%, 03/10/25, (1-day SOFR + 0.560%)(a)(b)(c)	25,376	25,378,162
5.22%, 11/13/26, (1-day SOFR + 0.740%)(a)(b)(c)	12,475	12,558,883
UnitedHealth Group Inc., 4.81%, 07/15/26, (1-day SOFR + 0.500%)(a)(b)	13,330	13,377,790
		51,314,835
Insurance — 5.9%
Athene Global Funding
5.14%, 01/07/27, (1-day SOFR Index + 0.830%)(a)(b)(c)	8,900	8,900,532
5.35%, 05/08/26, (1-day SOFR Index + 0.850%)(a)(b)(c)	11,726	11,729,648
5.48%, 08/27/26, (1-day SOFR Index + 1.030%)(a)(b)(c)	10,675	10,702,600
5.56%, 03/25/27, (1-day SOFR Index + 1.210%)(a)(b)(c)	12,750	12,821,064
Corebridge Global Funding
5.06%, 01/07/28, (1-day SOFR + 0.750%)(b)(c)	4,695	4,693,395
5.65%, 09/25/26, (1-day SOFR + 1.300%)(b)(c)	22,755	22,960,318
GA Global Funding Trust, 5.67%, 04/11/25, (1-day SOFR + 1.360%)(a)(b)(c)	8,360	8,371,717
Security	Par (000)	Value
Insurance (continued)
Jackson National Life Global Funding, 5.28%, 01/14/28, (1-day SOFR + 0.970%)(b)(c)	$11,230	$11,239,960
Marsh & McLennan Companies Inc., 5.20%, 11/08/27, (1-day SOFR Index + 0.700%)(a)(b)	12,081	12,115,904
MassMutual Global Funding II
5.05%, 04/09/27, (1-day SOFR + 0.740%)(a)(b)(c)	15,640	15,696,995
5.12%, 01/29/27, (1-day SOFR + 0.770%)(a)(b)(c)	21,333	21,422,202
5.22%, 03/21/25, (1-day SOFR + 0.870%)(a)(b)(c)	3,530	3,533,954
5.29%, 07/10/26, (1-day SOFR + 0.980%)(a)(b)(c)	18,432	18,567,388
Metropolitan Life Global Funding I
4.88%, 04/09/26, (1-day SOFR Index + 0.570%)(a)(b)(c)	15,640	15,666,950
5.11%, 06/11/27, (1-day SOFR Index + 0.700%)(a)(b)(c)	15,307	15,341,824
5.26%, 03/21/25, (1-day SOFR + 0.910%)(a)(b)(c)	3,234	3,236,186
New York Life Global Funding
4.89%, 01/16/26, (1-day SOFR Index + 0.580%)(a)(b)(c)	23,025	23,077,911
4.90%, 06/09/26, (1-day SOFR + 0.480%)(a)(b)(c)	20,570	20,585,928
4.93%, 04/21/25, (1-day SOFR Index + 0.610%)(a)(b)(c)	18,250	18,265,912
5.00%, 04/02/27, (1-day SOFR +0.670%)(a)(b)(c)	18,340	18,384,883
5.03%, 08/28/26, (1-day SOFR + 0.580%)(a)(b)(c)	12,675	12,699,917
5.10%, 06/13/25, (1-day SOFR + 0.700%)(a)(b)(c)	10,425	10,435,928
5.18%, 05/02/25, (1-day SOFR + 0.650%)(b)(c)	16,675	16,689,744
5.26%, 04/02/26, (1-day SOFR Index + 0.930%)(a)(b)(c)	12,781	12,866,782
Northwestern Mutual Global Funding, 5.10%, 06/13/25, (1-day SOFR + 0.700%)(b)(c)	15,900	15,931,533
Pacific Life Global Funding II
4.93%, 12/20/27, (1-day SOFR + 0.580%)(b)(c)	13,725	13,707,979
4.95%, 03/27/26, (1-day SOFR +0.600%)(a)(b)(c)	12,085	12,089,793
5.05%, 06/04/26, (1-day SOFR + 0.620%)(a)(b)(c)	13,295	13,315,135
5.15%, 03/30/25, (1-day SOFR Index + 0.800%)(a)(b)(c)	14,950	14,964,540
5.25%, 06/16/25, (1-day SOFR Index + 0.860%)(a)(b)(c)	10,094	10,115,589
5.37%, 02/05/27, (1-day SOFR + 0.850%)(a)(b)(c)	20,665	20,779,937
5.39%, 07/28/26, (1-day SOFR Index + 1.050%)(b)(c)	21,369	21,546,855
Principal Life Global Funding II, 5.35%, 08/28/25, (1-day SOFR + 0.900%)(a)(b)(c)	16,920	16,960,266
Protective Life Global Funding
5.01%, 04/10/26, (1-day SOFR + 0.700%)(a)(b)(c)	10,465	10,483,842
5.33%, 03/28/25, (1-day SOFR + 0.980%)(a)(b)(c)	4,682	4,686,251
		484,589,362
Machinery — 2.9%
Caterpillar Financial Services Corp.
4.70%, 01/07/27, (1-day SOFR + 0.380%)(a)(b)	9,265	9,269,078

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.91%, 02/27/26, (1-day SOFR + 0.460%)(a)(b)	$23,409	$23,417,519
4.92%, 06/13/25, (1-day SOFR + 0.520%)(b)	14,560	14,574,708
4.95%, 08/11/25, (1-day SOFR + 0.455%)(a)(b)	15,411	15,428,195
5.00%, 10/16/26, (1-day SOFR + 0.690%)(a)(b)	10,996	11,053,436
5.00%, 05/14/27, (1-day SOFR + 0.520%)(b)	20,009	20,001,948
5.04%, 11/15/27, (1-day SOFR + 0.560%)(a)(b)	13,300	13,324,890
John Deere Capital Corp.
4.78%, 10/22/25, (1-day SOFR + 0.480%)(a)(b)	20,215	20,234,548
4.85%, 07/03/25, (1-day SOFR + 0.500%)(b)	17,379	17,397,473
4.89%, 03/06/26, (1-day SOFR + 0.440%)(a)(b)	12,009	12,032,752
4.90%, 04/19/27, (1-day SOFR + 0.600%)(a)(b)	18,384	18,443,024
4.98%, 07/15/27, (1-day SOFR + 0.680%)(a)(b)	10,500	10,546,675
5.00%, 03/07/25, (1-day SOFR + 0.560%)(b)	10,343	10,344,190
5.03%, 03/03/26, (1-day SOFR + 0.570%)(a)(b)	12,455	12,505,395
5.03%, 06/11/27, (1-day SOFR + 0.600%)(a)(b)	14,825	14,888,569
5.23%, 06/08/26, (1-day SOFR + 0.790%)(b)	13,293	13,361,144
		236,823,544
Mining — 0.2%
Glencore Funding LLC, 5.37%, 04/04/27, (1-day SOFR Index + 1.060%)(a)(b)(c)	13,600	13,654,870
Multi-National — 3.8%
European Investment Bank, 5.47%, 05/21/28, (1-day SOFR Index + 1.000%)(b)(c)	34,725	35,477,589
Inter-American Development Bank
4.66%, 03/20/28, (1-day SOFR Index + 0.270%)(a)(b)	60,700	60,668,976
4.69%, 10/05/28, (1-day SOFR Index + 0.350%)(a)(b)	49,848	49,918,960
International Bank for Reconstruction & Development
4.60%, 01/24/29, (1-day SOFR Index + 0.300%)(a)(b)	76,080	76,011,197
4.67%, 01/12/27, (1-day SOFR Index + 0.370%)(a)(b)	94,190	94,466,117
		316,542,839
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 4.96%, 02/20/26, (1-day SOFR + 0.490%)(a)(b)	20,850	20,914,168
Real Estate Investment Trusts — 0.6%
Public Storage Operating Co.
4.94%, 07/25/25, (1-day SOFR Index + 0.600%)(b)	19,579	19,609,093
5.01%, 04/16/27, (1-day SOFR Index + 0.700%)(b)	28,639	28,753,152
		48,362,245
Savings & Loans — 0.2%
Nationwide Building Society, 5.77%, 02/16/28, (1-day SOFR + 1.290%)(a)(b)(c)	13,053	13,147,769
Software — 0.1%
Oracle Corp., 1.00%, 08/03/28, (1-day SOFR + 0.760%)(b)	10,825	10,868,070
Total Corporate Bonds & Notes — 75.7% (Cost: $6,237,308,503)		6,260,207,625
Security	Par (000)	Value
Foreign Government Obligations(e)
Canada — 1.3%
CPPIB Capital Inc.
5.59%, 04/04/25, (1-day SOFR Index + 1.250%)(a)(b)(c)	$45,200	$45,284,913
5.68%, 03/11/26, (1-day SOFR + 1.250%)(a)(b)(c)	24,250	24,506,491
Export Development Canada, 4.89%, 08/01/28, (1-day SOFR Index + 0.330%)(b)	2,145	2,146,698
PSP Capital Inc., 4.70%, 03/03/25, (1-day SOFR Index + 0.240%)(b)(c)	30,085	30,087,026
		102,025,128
Netherlands — 0.0%
BNG Bank NV, 5.54%, 08/05/26, (1-day SOFR Index + 1.000%)(a)(b)(c)	1,800	1,819,102
Norway — 0.8%
Kommunalbanken AS, 5.40%, 06/17/26, (1-day SOFR Index + 1.000%)(a)(b)(c)	61,470	62,047,843
South Korea — 0.7%
Export-Import Bank of Korea
4.77%, 01/14/28, (1-day SOFR + 0.470%)(b)	13,245	13,226,931
5.25%, 09/11/29, (1-day SOFR + 0.820%)(b)	20,400	20,590,161
Industrial Bank of Korea, 4.97%, 09/30/27, (1-day SOFR + 0.620%)(a)(b)(d)	9,000	9,016,497
Korea Development Bank (The), 5.00%, 10/23/26, (1-day SOFR + 0.700%)(a)(b)	10,150	10,188,825
Korea National Oil Corp., 5.59%, 11/14/26, (1-day SOFR + 1.080%)(b)(d)	6,450	6,498,010
		59,520,424
Supranational — 20.4%
Asian Development Bank
4.69%, 06/20/28, (1-day SOFR Index + 0.300%)(a)(b)	37,383	37,383,283
5.34%, 04/06/27, (1-day SOFR Index + 1.000%)(b)	52,297	53,121,261
5.41%, 06/16/26, (1-day SOFR Index + 1.000%)(b)	62,335	63,008,333
5.47%, 08/27/26, (1-day SOFR Index + 1.000%)(b)	49,315	49,905,731
Asian Infrastructure Investment Bank (The)
4.52%, 04/15/26, (1-day SOFR + 0.220%)(b)(c)	2,600	2,599,836
5.12%, 08/16/27, (1-day SOFR Index + 0.620%)(b)(c)	13,550	13,657,495
European Bank for Reconstruction & Development
4.50%, 04/14/26, (1-day SOFR Index + 0.190%)(b)	97,515	97,521,455
4.78%, 02/16/29, (1-day SOFR Index + 0.300%)(b)	67,394	67,314,897
4.81%, 02/20/28, (1-day SOFR Index + 0.330%)(b)	75,185	75,300,210
European Investment Bank
4.82%, 08/14/29, (1-day SOFR Index + 0.320%)(a)(b)	56,360	56,340,560
5.32%, 01/21/26, (1-day SOFR Index + 1.000%)(b)(c)	55,320	55,746,892
Inter-American Development Bank
4.58%, 09/16/26, (1-day SOFR Index + 0.170%)(b)	71,692	71,668,152
4.58%, 04/12/27, (1-day SOFR Index + 0.280%)(b)	64,108	64,156,636

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.69%, 10/04/27, (1-day SOFR Index + 0.350%)(a)(b)	$62,562	$62,709,835
4.71%, 02/10/26, (1-day SOFR Index + 0.200%)(a)(b)	59,264	59,268,945
4.79%, 02/04/25, (1-day SOFR Index + 0.250%)(b)	24,465	24,465,000
4.80%, 02/15/29, (1-day SOFR Index + 0.300%)(b)	62,248	62,180,252
4.93%, 08/01/29, (1-day SOFR Index + 0.370%)(b)	51,970	51,983,734
International Bank for Reconstruction & Development
4.59%, 06/15/26, (1-day SOFR Index + 0.180%)(b)	39,890	39,877,089
4.68%, 09/23/26, (1-day SOFR Index + 0.310%)(b)	80,380	80,515,651
4.69%, 06/15/27, (1-day SOFR Index + 0.270%)(b)	67,460	67,499,507
4.71%, 09/18/25, (1-day SOFR Index + 0.310%)(b)	71,070	71,141,955
4.76%, 02/23/27, (1-day SOFR Index + 0.280%)(b)	6,050	6,056,595
4.76%, 11/18/27, (1-day SOFR Index + 0.280%)(b)	25,125	25,142,897
4.77%, 11/22/28, (1-day SOFR Index + 0.290%)(a)(b)	72,595	72,529,390
4.80%, 05/15/28, (1-day SOFR Index + 0.300%)(b)	70,090	70,119,127
4.92%, 08/19/27, (1-day SOFR Index + 0.430%)(b)	103,238	103,692,681
International Finance Corp.
4.69%, 03/16/26, (1-day SOFR Index + 0.280%)(b)	46,027	46,078,529
4.78%, 08/28/28, (1-day SOFR Index + 0.310%)(b)	71,057	71,083,910
Nordic Investment Bank
4.63%, 10/04/27, (1-day SOFR Index + 0.290%)(b)(c)	4,731	4,734,683
5.51%, 05/12/26, (1-day SOFR Index + 1.000%)(b)	60,568	61,190,806
		1,687,995,327
Sweden — 0.7%
Svensk Exportkredit AB
5.54%, 08/03/26, (1-day SOFR Index + 1.000%)(b)	49,630	50,146,762
5.54%, 05/05/27, (1-day SOFR + 1.000%)(b)	10,000	10,139,924
		60,286,686
Total Foreign Government Obligations — 23.9% (Cost: $1,972,774,276)		1,973,694,510
Total Long-Term Investments — 99.6% (Cost: $8,210,082,779)		8,233,902,135
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	360,624,450	$360,804,762
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(f)(g)	20,030,000	20,030,000
Total Short-Term Securities — 4.6% (Cost: $380,690,209)		380,834,762
Total Investments — 104.2% (Cost: $8,590,772,988)		8,614,736,897
Liabilities in Excess of Other Assets — (4.2)%		(345,073,480)
Net Assets — 100.0%		$8,269,663,417

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Floating Rate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$407,798,177	$—	$(46,917,638)(a)	$14,863	$(90,640)	$360,804,762	360,624,450	$391,705 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	55,930,000	—	(35,900,000)(a)	—	—	20,030,000	20,030,000	348,145	—
				$14,863	$(90,640)	$380,834,762		$739,850	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$6,260,207,625	$—	$6,260,207,625
Foreign Government Obligations	—	1,973,694,510	—	1,973,694,510
Short-Term Securities
Money Market Funds	380,834,762	—	—	380,834,762
	$380,834,762	$8,233,902,135	$—	$8,614,736,897

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate